Fair Value - Schedule of Reconciliation of Level 3 Fair Values (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Beginning Balance	[1]	$ 5,415,126
Ending Balance		11,265,538	$ 5,415,126	[1]
Cumulative translation adjustments		(68,406)	(2,838)
Beginning Balance	[1]	3,111,695
Ending Balance		7,112,138	3,111,695	[1]
Level 3 | Deferred Contingent Payment
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Cumulative translation adjustments		(6,692)
Beginning Balance			195,506
Settlement			(197,510)
Re-measurement of fair value		(342)	2,004
Ending Balance		77,628
Acquired on business combination		84,662
Level 3 | Unsettled Bets
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Cumulative translation adjustments		94	43
Beginning Balance		779	519
Settlement		968	179
Re-measurement of fair value		(4,782)	38
Ending Balance		16,285	779
Acquired on business combination		19,226
Level 3 | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Cumulative translation adjustments		(588)	1,076
Beginning Balance		10,119	23,230
Settlement		(7,006)	(14,905)
Re-measurement of fair value		215	718
Ending Balance		2,740	10,119
Equity | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Beginning Balance		6,981	15,249
Transfers into Level 3			(8,526)
Re-measurement of fair value		(1,974)	258
Ending Balance		6,772	6,981
Adjustment on adoption of IFRS 9			1,787
Cumulative translation adjustments		(22)
Equity | Level 3 | Restated
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Beginning Balance		8,768
Ending Balance			8,768
Level 3 Promissory Note | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Beginning Balance			4,827
Re-measurement of fair value			3,257
Settlement			$ (8,084)
Embedded Derivative | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Re-measurement of fair value		(6,100)
Ending Balance		11,600
Recognized		$ 17,700

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.